Income Taxes - Net operating loss carryforward (Details) - Dec. 31, 2017 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Income Taxes
Net operating loss carryforward	$ 21.7	¥ 140.9
Net operating tax loss carryforward, expire in 2018		0.7
Net operating tax loss carryforward, expire in 2019		4.9
Net operating tax loss carryforward, expire in 2020		7.5
Net operating tax loss carryforward, expire in 2021		52.5
Net operating tax loss carryforward, expire in 2022		¥ 75.3